Cover Page	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	Supernova Partners Acquisition Company, Inc.
Entity Central Index Key	0001825024
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2800538
Entity Address, Address Line One	4301 50th Street NW
Entity Address, Address Line Two	Suite 300, PMB 1044
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address Postal Zip Code	20016
City Area Code	202
Local Phone Number	918-7050